Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Estimated Useful Life
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Machinery and equipment	5 – 8 years
Leasehold improvements	Shorter of lease term or 15 years

Estimated Useful Life
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Machinery and equipment	5 – 8 years
Leasehold improvements	Shorter of lease term or 15 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Customer relationships	6 years
Trademark/trade name	Indefinite
Developed manufacturing process	Indefinite
In process research and development	Indefinite
Patent	10 years

Estimated Useful Life
Customer relationships	6 years
Trademark/trade name	Indefinite
Developed manufacturing process	Indefinite